OTHER LIABILITIES - Schedule of Other Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Lease liabilities	£ 1,475	£ 1,672
Total other liabilities	19,947	20,347
Settlement balances
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Settlement balances	541	1,191
Unitholders’ interest in consolidated Open-Ended Investment Companies
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Unitholders’ interest in consolidated Open-Ended Investment Companies	12,080	11,784
Unallocated surplus within insurance businesses
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Unallocated surplus within insurance businesses	308	343
Other creditors and accruals
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Other creditors and accruals	£ 5,543	£ 5,357